Shareholder Report, Line Graph (Details) 191566_Amplify Natural Resources Dividend Income ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Aug. 23, 2022	Sep. 30, 2025
Amplify Natural Resources Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Amplify Natural Resources Dividend Income ETF NAV
Accumulated Value	$ 12,731	$ 11,145	$ 8,768	$ 10,000	$ 13,452
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Net Total Return Index (USD)
Accumulated Value	13,921	10,566	8,746	10,000	$ 16,325
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	13,328	10,633	8,832	10,000	$ 15,520
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 14,428	$ 10,581	$ 8,700	$ 10,000	$ 16,967